Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Seamless Group Inc [Member]
Schedule of revenue
	Years end December 31,
	2023	2022
	US$	US$

Timing of revenue recognition - at point in time
Remittance services
Fiat remittance	25,287,487	25,812,304
ODL remittance	1,407,709	901,847
Sales of Airtime	26,398,707	28,501,152
Other services	161,458	285,614
	53,255,361	55,500,917